Bank and Other Borrowings - Schedule of Principal and Interest Payments of Bank and Other Borrowings (Details) - Bank and Other Borrowings [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
2025		$ 10,130,802
2026	10,791,869	181,163
2027	269,101	181,164
2028	274,277	181,164
2029	274,277	109,681
2030	271,014	109,681
2031	111,788	82,612
2032	88,322	52,898
2033	63,797	16,660
2034	16,324
Total bank and other borrowings repayments	12,160,769	11,045,825
Less: imputed interest	(116,334)	(117,756)
Total bank and other borrowings recognized in the consolidated balance sheet	$ 12,044,435	$ 10,928,069